Guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Guarantee liabilities.
Schedule of movement of guarantee liabilities

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2019	of new loans	Net payout(1)	expiration	liability(2)	2019
Xiaoying Credit Loan	19,297,719	—	(6,333,472)	(3,366,501)	289,211	9,886,957
Xiaoying Housing Loan	1,600,482	184,036	97,593	(1,752,115)	—	129,996
Internet Channel	—	—	—	—	7,458,350	7,458,350
Total	20,898,201	184,036	(6,235,879)	(5,118,616)	7,747,561	17,475,303

RMB

	As of		Provision at				As of
	January 1,	Adoption of	the inception		Released on	Contingent	December 31,
	2020	ASU 2016-13	of new loans	Net payout(1)	expiration	liability	2020
Xiaoying Credit Loan	9,886,957	168,385	—	9,192,069	(14,162,703)	55,034	5,139,742
Xiaoying Housing Loan	129,996	2,214	—	42,660	(174,870)	—	—
Internet Channel	7,458,350	127,023	—	(3,761,403)	—	825,914	4,649,884
Total	17,475,303	297,622	—	5,473,326	(14,337,573)	880,948	9,789,626

RMB

					Reversal of
	As of	Provision at			provision for	As of
	January 1,	the inception		Released on	contingent	December 31,
	2021	of new loans	Net payout(1)	expiration	liability	2021
Xiaoying Credit Loan	5,139,742	—	7,821,975	(12,961,717)	—	—
Internet Channel	4,649,884	—	(4,625,600)	—	(24,284)	—
Total	9,789,626	—	3,196,375	(12,961,717)	(24,284)	—

USD

					Reversal of
	As of	Provision at			provision for	As of
	January 1,	the inception		Released on	contingent	December 31,
	2021	of new loans	Net payout (1)	expiration	liability	2021
Xiaoying Credit Loan	806,538	—	1,227,439	(2,033,976)	—	—
Internet Channel	729,668	—	(725,858)	—	(3,811)	—
Total	1,536,206	—	501,581	(2,033,976)	(3,811)	—
(1)Net payouts represent the amount paid to investors and institutional funding partners or ZhongAn upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.
(2)The Group continued to recognize a contingent liability of RMB7,458,350 in 2019 relating to expected default loans referred by a cooperated Fintech channel partner who experiences business difficulties. In order to maintain the reputation among investors and institutional funding partners, the Group decided at its sole discretion to reimburse investors and institutional funding partners if the channel partner fails to fulfill its obligation to make the reimbursement.

Schedule of maximum potential undiscounted future payments by product, remaining weighted average contractual loan term, and estimated net default rates

			Remaining
	Maximum potential	Maximum potential	weighted
	undiscounted future	undiscounted future	average
	payment	payment	contractual	Estimated net
As of December 31, 2020	(RMB)	(USD)	term (Month)	default rate
Xiaoying Credit Loan	10,560,672	1,618,494	3.04	26.06%
Internet Channel (1)	4,649,885	712,626	2.21	100%
Total	15,210,557	2,331,120
(1)Relates to loans referred from third party channel cooperators that has back to back guarantee arrangements with the Group. The Group co-operates with selected Fintech and other financial companies by connecting the borrowers referred by those companies to investors or institutional funding partners on the Group’s platform. Though it is the selected companies who provide credit enhancements on the loans facilitated to the borrowers, since 2019, the Group voluntarily provides guarantee service to the investors or institutional funding partners from its platform for reputational maintenance, if any indication of operational deterioration is found among these selected companies. The Group recognizes a contingent liability in 2019 relating to expected default loans referred by a cooperated Fintech channel partner who experiences business difficulties, which was minimal comparing with the cooperating scale. In 2020, the Group continues to voluntarily provide guarantee services to its institutional funding partners and estimates that its potential reimbursement would be maximized as no indication of operational improvement is found from the cooperated Fintech channel partner. As such, estimated net default rate is 100% as of December 31, 2020.